Accounting policies, Product revenue, net and Inventories (Details) £ in Thousands	12 Months Ended
Dec. 31, 2022 GBP (£)
KIMMTRAK [Member]
Inventories, net [Abstract]
Manufacturing costs	£ 409
Inventory on Hand [Member]
Inventories, net [Abstract]
Manufacturing costs	£ 690
Bottom of Range [Member]
Product revenue, net [Abstract]
Contractual payment terms	1 month
Top of Range [Member]
Product revenue, net [Abstract]
Contractual payment terms	2 months